Form N-CSR Cover	6 Months Ended
Aug. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
Entity Central Index Key	0000315748
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025